Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of revenues

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses	$228	$714
123Wish (from January 2018)	109	—
Love Media House (from March 2018)	446	—
Browning Productions (from November 2018)	4
Total	$787	$714

Schedule of cost of sales

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses including amortization of software	$1,577	$855
123Wish (from January 2018)	404	—
Love Media House (from March 2018)	258	—
Browning Productions (from November 2018)	—	—
Total	$2,239	$855

Schedule of general and administrative and other expenses

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses including impairment charge	$4,021	$—
123Wish (from January 2018)	869	—
Love Media House (from March 2018)	490	—
Browning Productions (from November 2018)	12	—
Corporate	7,383	4,253
Total	$12,775	$4,253

Schedule of other income and expenses

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses	$—	$—
123Wish (from January 2018)	—	—
Love Media House (from March 2018)	—	—
Browning Productions (from November 2018)	22	—
Corporate	534	(665)
Total	$556	$(665)

Schedule of net income (loss)

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses	$(5,327)	$(149)
123Wish (from January 2018)	(760)	—
Love Media House (from March 2018)	(135)	—
Browning Productions (from November 2018)	14	—
Corporate	(7,463)	(4,910)
Total	$(13,671)	$(5,059)